FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) oz $ / USD	Jan. 29, 2025 USD ($)	Mar. 28, 2024 USD ($) oz	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables pending finalizations of concentrate sales	100.00%			95.80%
Percentage of other receivables	0.00%			4.20%
Current derivative financial liabilities	$ 10,232			$ 0
Non-current derivative financial liabilities	16,627			0
Cash and cash equivalents	106,434			35,286	$ 83,391
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	1,050
Derivative financial liabilities	0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	26,859
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	20
Derivative financial liabilities	0
Foreign Currency Risk [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Forward purchase contracts entered	$ 94,769
Average base price of forward purchase contracts entered | $ / USD	18.9
Forward purchase contracts executed	$ 45,869
Losses on settlement of forward contracts	3,692
Forward contracts outstanding	$ 48,900
Average base price of forward contracts outstanding | $ / USD	20.89
Recorded fair values losses	$ 2,241
Current derivative financial liabilities	1,178			0
Non-current derivative financial liabilities	1,063			0
Cash	$ 2,389			2,477
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 661
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 434			1,213
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 212
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of silver without a final settlement price | oz	15,964
Ounces of gold without a final settlement price | oz	922
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 287			807
Interest Rate Risk [Member] | Interest Rate on Debt Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment	1.00%
Value at risk	$ 1,200
Interest Rate Risk [Member] | Bank account interest rates [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence level used to determine risk adjustment	1.00%
Value at risk	$ 1,060
Gold forward swap contract [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of gold with revised settlement price | oz			68,000
Ounces of gold revised forward settlement price		$ 2,329
Recorded fair values losses	24,618
Derivative financial liabilities	24,618			0
Current derivative financial liabilities	9,054			0
Non-current derivative financial liabilities	$ 15,564			$ 0
Gold forward swap contract [Member] | Settlements between February 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of gold revised forward settlement price			$ 2,325
Gold forward swap contract [Member] | Settlements between May 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of gold revised forward settlement price			$ 2,389